Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Statement of Financial Position [Abstract]
Series A Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized	1,000	1,000	1,000
Series A Preferred stock, shares issued	1,000	1,000	0
Series A Preferred stock, shares outstanding	1,000	1,000	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	599,999,000	599,999,000	599,999,000
Common stock, shares issued	358,525,256	108,525,256	108,525,256
Common stock, shares outstanding	358,525,256	108,525,256	108,525,256